Net Income (Loss) per Common Unit and Net Income (Loss) per Share	6 Months Ended
Jun. 29, 2013
Net Income (Loss) per Common Unit and Net Income (Loss) per Share

10. Net Income (Loss) per Common Unit and Net Income (Loss) per Share (Unaudited)

Net income (loss) per unit is presented in conformity with the two-class method required for participating security. Holders of Series A units are entitled to receive a cumulative preferred return of 8% per annum upon a liquidation or deemed liquidation event or after January 20, 2015. The cumulative preferred return is reflected in the Series A units redemption value. The preferred return is payable prior and in preference to any other shares of the Company’s common units. In the event an earning distribution is approved by the Board, holders of Series A units are entitled to a proportionate share of any such distribution as if they were holders of common units (on an as-if converted basis). Holders of the Series A units have a contractual obligation to share in the losses of the Company. The Company considers its Series A units to be a participating security and, in accordance with the two-class method, earnings allocated or distributed to preferred units and the related number of outstanding shares of preferred units have been excluded from the computation of basic and diluted net income (loss) per unit.

Under the two-class method, net income attributable to common unit holders is determined by allocating undistributed earnings, calculated as net income less the current period Series A units cumulative preferred return, between common units and Series A units. In computing diluted net income attributable to common unit holders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities. For the periods presented, the Company made earning distribution to its members (common unit and Series A unit holders) on a proportionate basis on an as-if converted basis. As such, there are no undistributed earnings to be allocated between the common units and preferred units. Net income (loss) attributable to common unit holders is calculated as net income (loss) less the current period Series A units cumulative preferred return and earnings distributed to holders of Series A units.

Basic net income (loss) per common unit/share is computed by dividing the net income (loss) attributable to common stockholders by the weighted-average number of common units/stock outstanding for the period.

For the diluted net income (loss) per common unit/share, net income (loss) attributable to common unit holders/stockholders for basic net income (loss) per unit is adjusted by the effect of dilutive securities, including awards granted under the Company’s equity compensation plans but excludes awards for which performance conditions have not been met. Diluted net income (loss) per common unit/share attributable to common unit holders/stockholders is computed by dividing the net income (loss) attributable to common unit holders/stockholders by the weighted average number of fully diluted common units/shares outstanding during the period.

The net income (loss) per unit/share and weighted-average shares information presented in the consolidated financial statements gives effect to the Company’s one-for-three reverse stock split completed on May 20, 2013. Effective June 17, 2013, all shares of then-outstanding redeemable convertible preferred stock were converted to common stock and are included in the weighted-average shares used to compute net income (loss) per unit/share from the conversion date. Dilutive securities in the Company’s diluted earnings (loss) per share calculation for the periods before the close of the Company’s IPO in June 2013 (unaudited) do not include stock options and RSUs with vesting contingent upon an IPO or a liquidity event. Prior to the Series A Conversion, the net income (loss) per share are presented in conformity with the two-class method as Series A was considered participating securities due to their rights of cumulative preferred return. Under the two-class method, net income (loss) is allocated between common stock and other participating securities based on their participating rights. Accordingly, earnings allocated or distributed to preferred stock and the related number of outstanding shares of preferred stock have been excluded from the computation of basic and diluted net income (loss) per unit/share attributable to common stock holders.

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net income (loss) per common unit for the periods presented (in thousands):

	Year Ended December 31,			Six Months Ended
	2010	2011	2012	June 30, 2012	June 29, 2013
				(unaudited)
Convertible Series A preferred units	8,110	8,110	8,110	8,110	7,524
Option Plan awards to purchase common stock	—	—	1,073	709	1,302

	Year Ended December 31,			Six Months Ended
	2010	2011	2012	June 30, 2012	June 29, 2013
				(unaudited)
Numerator:
Net income (loss) attributable to common unit holders/stockholders	$3,453	$10,112	$3,605	$454	$(9,125)

Denominator:
Weighted average shares used for basic net income (loss) per unit/share computation	17,862	17,300	17,300	17,300	18,284

Weighted average effect of dilutive securities:
Stock options	—	—	3	—	—

Weighted average shares used for diluted net income (loss) per unit/share computation	17,862	17,300	17,303	17,300	18,284

Net income (loss) per common unit/share attributable to common unit holders/stockholders :
Basic	$0.19	$0.58	$0.21	$0.03	$(0.50)

Diluted	$0.19	$0.58	$0.21	$0.03	$(0.50)